Basis of Presentation (Details Narrative) - USD ($)	Apr. 30, 2015	Jul. 31, 2013
Accounting Policies [Abstract]
Accumulated deficit	$ 372,000,000	$ (370,000,000)
Working capital deficiency	6,900,000	(4,800,000)